UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-09

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-12-09

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              41

Form 13F Information Table Value Total:                          410,411
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                                SHRS OR
                                                                PRN AMT;
                                TITLE                           SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)  PUT/CALL    DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                  SOLE   SHARED  NONE
Affiliated Managers Group        Com      008252108    14,346   220,668SH    SOLE       N/A       177,992  0     42,676
Allied Cap Corp New              Com      01903Q108     1,772   577,254SH    SOLE       N/A       462,373  0    114,881
American Cap Ltd                 Com      02503Y103     2,873   889,417SH    SOLE       N/A       722,897  0    166,520
Berkshire Hathaway Inc Del      Cl B      084670207    17,137     5,157SH    SOLE       N/A         4,195  0        962
Best Buy Inc                     Com      086516101     3,937   104,920SH    SOLE       N/A        87,110  0     17,810
Barrett Bill Corp                Com      06846N104    12,422   378,826SH    SOLE       N/A       315,621  0     63,205
BT Group PLC                     Adr      05577E101     6,665   320,297SH    SOLE       N/A       261,707  0     58,590
Canadian Natl Ry Co              Com      136375102    17,454   356,275SH    SOLE       N/A       288,280  0     67,995
CB Richard Ellis Group Inc      Cl A      12497T101       232    19,800SH    SOLE       N/A        18,520  0      1,280
Cemex Sab De Cv             Spon ADR New  151290889     8,928   691,027SH    SOLE       N/A       571,813  0    119,214
Fidelity National Financial     Cl A      31620R105     9,921   657,915SH    SOLE       N/A       537,441  0    120,474
Fidelity Natl Information S      Com      31620M106    13,729   538,166SH    SOLE       N/A       442,080  0     96,086
FPL Group Inc                    Com      302571104     9,522   172,414SH    SOLE       N/A       143,134  0     29,280
HCC Ins Hldgs Inc                Com      404132102    25,051   915,935SH    SOLE       N/A       754,854  0    161,081
Helmerich & Payne Inc            Com      423452101    13,406   339,134SH    SOLE       N/A       276,199  0     62,935
Johnson & Johnson                Com      478160104    12,412   203,847SH    SOLE       N/A       166,967  0     36,880
JP Morgan Chase & Co             Com      46625H100    21,785   497,138SH    SOLE       N/A       408,320  0     88,818
Kimco Realty Corp                Com      49446R109     7,719   591,954SH    SOLE       N/A       480,459  0    111,495
Lender Processing Svcs Inc       Com      52602E102     7,948   208,224SH    SOLE       N/A       175,158  0     33,066
Level 3 Communications Inc       Com      52729N100     6,852 4,929,409SH    SOLE       N/A     3,941,960  0    987,449
Level 3 Communications Inc      Note      52729NBA7     1,304 1,347,000PRN   SOLE       N/A             0  0          0
Markel Corp                      Com      570535104     8,240    24,982SH    SOLE       N/A        20,455  0      4,527
Medtronic Inc                    Com      585055106     8,155   221,595SH    SOLE       N/A       181,345  0     40,250
Meredith Corp                    Com      589433101     1,920    64,125SH    SOLE       N/A        53,675  0     10,450
Mohawk Inds Inc                  Com      608190104     4,833   101,346SH    SOLE       N/A        81,691  0     19,655
Nabors Industries Ltd            Shs      G6359F103     9,534   456,189SH    SOLE       N/A       371,598  0     84,591
Nucor Corp                       Com      670346105    15,995   340,241SH    SOLE       N/A       278,040  0     62,201
Posco                       Sponsored ADR 693483109     7,902    76,020SH    SOLE       N/A        61,745  0     14,275
Radian Group Inc                 Com      750236101     5,232   494,497SH    SOLE       N/A       399,067  0     95,430
Reliance Steel & Aluminum C      Com      759509102     5,323   125,080SH    SOLE       N/A       101,760  0     23,320
Sherwin Williams Co              Com      824348106     6,158   102,360SH    SOLE       N/A        84,215  0     18,145
Suncor Energy Inc New            Com      867224107     8,959   259,226SH    SOLE       N/A       213,358  0     45,868
Sysco Corp                       Com      871829107    10,469   421,307SH    SOLE       N/A       347,182  0     74,125
Taiwan Semiconductor Mfg Lt Sponsored ADR 874039100     8,661   790,229SH    SOLE       N/A       657,476  0    132,753
TEVA Pharmaceutical Inds Lt      Adr      881624209    20,699   409,402SH    SOLE       N/A       336,302  0     73,100
TJX Cos Inc New                  Com      872540109     9,575   257,741SH    SOLE       N/A       208,481  0     49,260
United Technologies Corp         Com      913017109    14,930   245,029SH    SOLE       N/A       199,589  0     45,440
Wal Mart Stores Inc              Com      931142103    11,427   232,776SH    SOLE       N/A       188,896  0     43,880
Wellpoint Inc                    Com      94973V107    11,725   247,577SH    SOLE       N/A       200,602  0     46,975
Wells Fargo & Co New             Com      949746101    18,430   654,005SH    SOLE       N/A       532,020  0    121,985
XTO Energy Inc                   Com      98385X106     6,829   165,279SH    SOLE       N/A       132,679  0     32,600
